iShares®

iShares Trust

Supplement dated September 21, 2018

to the Summary Prospectus and Prospectus, each dated December 29, 2017 and

Statement of Additional Information (the “SAI”),

dated December 29, 2017 (as revised May 15, 2018),

for iShares MSCI Global Impact ETF (MPCT) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

Effective on or around October 23, 2018, all references in the Summary Prospectus, Prospectus and SAI to the ticker of the Fund are changed as follows:

	Current	New
Ticker	MPCT	SDG

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-MPCT-0918

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